Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Income tax expense
Deferred tax assets	€ 24,753	€ 26,200	€ 25,551
Tax losses for which no deferred tax asset recognised	34,429	25,689
Tax losses arising from subsidiaries for offset against future capital gains	7,678	7,544
Unrecognised other temporary differences	798	12
Deferred tax liabilities due to taxation arise if temporary differences on investments realised		108
Unremitted earnings of subsidiaries, associates and interests in joint ventures for which no deferred tax liability recognised	10,425	16,049
Luxemberg
Income tax expense
Losses arising from revaluation of investments	82,372	81,740
Deferred tax assets	€ 21,425	21,261
Corporate tax rate (as a percent)	24.94%
Decrease in deferred tax asset due to change in tax rate	€ 900
Additional deferred tax assets recognised on revaluation of investments	488	330
Deferred tax assets, higher interest rates	1,603
Unused tax losses expired for which no deferred tax asset recognized	7,063	2,587
Tax losses for which no deferred tax asset recognised	9,132	9,132
Germany
Income tax expense
Losses arising from revaluation of investments	17,417	18,034
Deferred tax assets	2,701	2,796
Spain
Income tax expense
Deferred tax assets		880
Deferred tax assets derecognised	1,166	20
Tax losses arising from acquisitions	€ 3,821	€ 3,521
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	55 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	6 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	9 years
Percentage of change in forecast income (as a percent)	5.00%
Minimum | Spain
Income tax expense
Utilisation period of tax losses (in years)	36 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	1 year
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	60 years
Percentage of change in forecast income (as a percent)	10.00%
Change in tax losses utilisation period (in years)	8 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	11 years
Percentage of change in forecast income (as a percent)	10.00%
Maximum | Spain
Income tax expense
Utilisation period of tax losses (in years)	40 years
Change in tax losses utilisation period (in years)	2 years